INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets (in Dollars)	$ 0	$ 0
Uniform tax rate	15.00%	15.00%
Statute of limitations period	3 years
Unrecognized tax benefit	3 years
Unrecognized tax benefits (in Dollars)	$ 0	$ 0
State Administration of Taxation, China [Member]
Uniform tax rate	25.00%
Zhengkang [Member] | State Administration of Taxation, China [Member]
Uniform tax rate	15.00%
Preferential tax rate, validity period	3 years
ZK Pipe [Member] | Inland Revenue, Hong Kong [Member]
Uniform tax rate	16.50%
Zhengfeng and Weijia [Member] | State Administration of Taxation, China [Member]
Uniform tax rate	25.00%
ZK Uganda [Member] | Uganda Revenue Authority [Member]
Uniform tax rate	30.00%